Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, Authorized	[1]	90,000,000	3,351,351
Ordinary shares, Issued	[1]	1,715,817	93,561
Ordinary shares, outstanding	[1]	1,715,817	93,561

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.